19. SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 2
Treasury share purchased		30,391,000
Amount paid for treasury share		R$ 238,976	R$ 238,976
Minimum share price		R$ 4.48
Maximum share price		10.07
Average share price		R$ 7.86
Treasury share market price	[1]	R$ 253,765

[1]	Using the last share average quotation on B3 S.A. - Brasil, Bolsa, Balcao (former BM&FBovespa) as of December 31, 2017 of R$8.35 per share.